Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from external customer contracts	$ 60,202	$ 53,505	$ 47,300
At a point in time
Revenue
Revenue from external customer contracts	6,117	7,588	8,566
Over time
Revenue
Revenue from external customer contracts	54,085	45,917	38,734
United States
Revenue
Revenue from external customer contracts	25,142	24,992	24,291
United States | At a point in time
Revenue
Revenue from external customer contracts	2,751	4,380	5,126
United States | Over time
Revenue
Revenue from external customer contracts	22,391	20,612	19,165
Americas_ Others
Revenue
Revenue from external customer contracts	6,669	4,937	3,286
Americas_ Others | At a point in time
Revenue
Revenue from external customer contracts	119	1	0
Americas_ Others | Over time
Revenue
Revenue from external customer contracts	6,550	4,936	3,286
Europe
Revenue
Revenue from external customer contracts	16,586	13,777	9,172
Europe | At a point in time
Revenue
Revenue from external customer contracts	1,116	1,555	599
Europe | Over time
Revenue
Revenue from external customer contracts	15,470	12,222	8,573
Asia-Pacific
Revenue
Revenue from external customer contracts	10,109	8,553	9,170
Asia-Pacific | At a point in time
Revenue
Revenue from external customer contracts	1,858	1,530	2,322
Asia-Pacific | Over time
Revenue
Revenue from external customer contracts	8,251	7,023	6,848
Others
Revenue
Revenue from external customer contracts	1,696	1,246	1,381
Others | At a point in time
Revenue
Revenue from external customer contracts	273	122	519
Others | Over time
Revenue
Revenue from external customer contracts	$ 1,423	$ 1,124	$ 862